Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	Income Before Income Taxes

(Millions)	2021	2020	2019
United States	$3,716	$3,795	$2,954
International	3,488	3,000	2,689
Total	$7,204	$6,795	$5,643

Provision for income taxes
Provision for Income Taxes

(Millions)	2021	2020	2019
Currently payable
Federal	$756	$720	$534
State	104	123	59
International	597	632	673
Deferred
Federal	(219)	(44)	(43)
State	(25)	(17)	(28)
International	72	(77)	(81)
Total	$1,285	$1,337	$1,114

Components of deferred tax assets and liabilities
Components of Deferred Tax Assets and Liabilities

(Millions)	2021	2020
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$237	$232
Product and other claims	257	338
Miscellaneous accruals	157	153
Pension costs	351	849
Stock-based compensation	249	231
Advanced payments	286	—
Net operating/capital loss/state tax credit carryforwards	120	148
Foreign tax credits	115	100
Currency translation	—	90
Lease liabilities	219	227
Product and other insurance receivables	48	—
Inventory	68	54
Other	31	112
Gross deferred tax assets	2,138	2,534
Valuation allowance	(142)	(135)
Total deferred tax assets	1,996	2,399

Deferred tax liabilities:
Product and other insurance receivables	—	(4)
Accelerated depreciation	(665)	(606)
Intangible amortization	(985)	(1,023)
Right-of-use asset	(222)	(228)
Total deferred tax liabilities	(1,872)	(1,861)

Net deferred tax assets	$124	$538

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2021	2020	2019
Statutory U.S. tax rate	21.0%	21.0%	21.0%
State income taxes - net of federal benefit	0.9	1.2	0.5
International income taxes - net	(1.2)	(1.2)	0.2
Global Intangible Low Taxed Income (GILTI)	0.7	0.8	1.8
Foreign Derived Intangible Income (FDII)	(3.1)	(1.8)	(2.9)
U.S. research and development credit	(0.7)	(1.0)	(1.7)
Reserves for tax contingencies	0.6	0.5	2.3
Employee share-based payments	(0.6)	(0.5)	(1.3)
All other - net	0.2	0.7	(0.2)
Effective worldwide tax rate	17.8%	19.7%	19.7%

Reconciliation of federal, state and foreign tax gross unrecognized tax benefits	A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (UTB) is as follows:
Federal, State and Foreign Tax

(Millions)	2021	2020	2019
Gross UTB Balance at January 1	$1,113	$1,167	$647

Additions based on tax positions related to the current year	91	74	76
Additions for tax positions of prior years	22	106	132
Additions related to recent acquisitions	—	—	396
Reductions for tax positions of prior years	(60)	(173)	(56)
Settlements	(57)	(8)	(4)
Reductions due to lapse of applicable statute of limitations	(38)	(53)	(24)

Gross UTB Balance at December 31	$1,071	$1,113	$1,167

Net UTB that would impact the effective tax rate at December 31	$1,112	$1,145	$1,178